NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Schedule of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	$ 58,259	$ 65,816
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(63)	(1,753)
Net Amount	58,196	64,063
Less Current Portion of Notes Payable	(7,644)	(7,550)
Notes Payable, Net of Current Portion	$ 50,552	$ 56,513
Stated interest rate	12.00%	10.00%
Term Loan, Due November 2026
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	$ 41,875	$ 49,375
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	16,006	16,006
Other
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	$ 378	$ 435